Note 4 - Discontinued Operations and Assets Held for Sale (Details) - Discontinued Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from discontinued operations	$ 419,350	$ 3,865,321	$ 12,175,165	$ 132,121
Goodwill impairment		2,799,044	2,753,362
Impairment of assets			1,280,444
Net income / (loss) for discontinued operations before taxes (Including gain on disposal of Ocotillo wind project of $2,936,500 in 2012)			(7,445,397)	2,835,821
Income / (loss) from discontinued operations			(7,445,397)	2,835,821
Ocotillo Wind Project [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income / (loss) for discontinued operations before taxes (Including gain on disposal of Ocotillo wind project of $2,936,500 in 2012)			$ 0	$ 2,936,500